================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-09060

                               -----------------

                           HOLLAND SERIES FUND, INC.
              (Exact name of registrant as specified in charter)

                               -----------------

                                375 Park Avenue
                              New York, NY 10152

 (Address of principal executive
 offices)                               Copy to:

 Michael F. Holland                     Kristin Schantz, Esq.
 President and Treasurer                State Street Bank and Trust Company
 Holland Series Fund, Inc.              One Lincoln Street, Mailstop SUM0703
 375 Park Avenue                        Boston, Massachusetts 02111
 New York, New York 10152
                                        and

                                        Timothy Diggins, Esq.
                                        Ropes & Gray
                                        Prudential Tower
                                        800 Boylston Street
                                        Boston, Massachusetts 02119-3600

                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 800-304-6552

                     Date of fiscal year end: September 30

            Date of reporting period: July 1, 2018 - June 30, 2019

================================================================================

Item 1. Proxy Voting Record

        Ticker           Meeting                                                      Mgmt.
Issuer  Symbol Cusip No.  Date            Ballot Issue         Proposed by Vote Cast  Rec.
------  ------ --------- -------- ---------------------------- ----------- --------- -------
3M Co.   MMM   88579Y101 05/14/19 Proposal 1: Election of       Issuer      No vote  For
                                  Directors
                                  1a. Thomas "Tony" K. Brown
                                  1b. Pamela J. Craig
                                  1c. David B. Dillon
                                  1d. Michael L. Eskew
                                  1e. Herbert L. Henkel
                                  1f. Amy E. Hood
                                  1g. Muhtar Kent
                                  1h. Edward M. Liddy
                                  1i. Dambisa F. Moyo
                                  1j. Gregory R. Page
                                  1k. Michael F. Roman
                                  1l. Patricia A. Woertz

                                  Proposal 2: To Ratify the     Issuer      No vote  For
                                  appointment of
                                  PricewaterhouseCoopers LLP
                                  as 3M's independent
                                  registered public accounting
                                  firm.

                                  Proposal 3: Advisory          Issuer      No vote  For
                                  approval of executive
                                  compensation.

                                  Proposal 4: Stockholder       Security    No vote  Against
                                  proposal on setting target    Holder
                                  amounts for CEO
                                  compensation.

                      Ticker           Meeting                                                  Mgmt.
Issuer                Symbol Cusip No.  Date          Ballot Issue       Proposed by Vote Cast  Rec.
------                ------ --------- -------- ------------------------ ----------- --------- -------
American Express Co.   AXP   025816109 05/07/19 Proposal 1: Election of   Issuer      No vote  For
                                                Directors
                                                1a. Charlene Barshefsky
                                                1b. John J. Brennan
                                                1c. Peter Chernin
                                                1d. Ralph de la Vega
                                                1e. Anne L. Lauvergeon
                                                1f. Michael O. Leavitt
                                                1g. Theodore J. Leonsis
                                                1h. Stephen J. Squeri
                                                1i. Daniel L. Vasella
                                                1j. Ronald A. Williams
                                                1k. Christopher D.
                                                Young

                                                Proposal 2: Ratification  Issuer      No vote  For
                                                of appointment of
                                                PricewaterhouseCoopers
                                                LLP as independent
                                                registered public
                                                accounting firm for
                                                2019.

                                                Proposal 3: Approval,     Issuer      No vote  For
                                                on an advisory basis, of
                                                the Company's
                                                executive compensation.

                                                Proposal 4: Shareholder   Security    No vote  Against
                                                proposal relating to      Holder
                                                action by written
                                                consent.

                                                Proposal 5: Shareholder   Security    No vote  Against
                                                proposal relating to      Holder
                                                deducting the stock
                                                buyback impact from
                                                executive pay.

                                                Proposal 6: Shareholder   Security    No vote  Against
                                                proposal relating to      Holder
                                                gender pay equity.

                          Ticker           Meeting                                                Mgmt.
Issuer                    Symbol Cusip No.  Date         Ballot Issue       Proposed by Vote Cast Rec.
------                    ------ --------- -------- ----------------------- ----------- --------- -----
Berkshire Hathaway, Inc.  BRK/A  084670108 05/04/19 Proposal 1: Election of   Issuer       For     For
                                                    Directors
                                                    01-Warren E. Buffett
                                                    02-Charles T. Munger
                                                    03-Gregory E. Abel
                                                    04-Howard G. Buffett
                                                    05-Stephen B. Burke
                                                    06-Susan L. Decker
                                                    07-William H. Gates III
                                                    08-David S. Gottesman
                                                    09-Charlotte Guyman
                                                    10-Ajit Jain
                                                    11-Thomas S. Murphy
                                                    12-Ronald L. Olson
                                                    13-Walter Scott, Jr.
                                                    14-Meryl B. Witmer

               Ticker           Meeting                                                   Mgmt.
Issuer         Symbol Cusip No.  Date           Ballot Issue        Proposed by Vote Cast Rec.
------         ------ --------- -------- -------------------------- ----------- --------- -----
Chubb Limited    CB   171232101 05/16/19 Proposal 1: Approval of      Issuer     For       For
                                         the management report,
                                         standalone financial
                                         statements and
                                         consolidated financial
                                         statements of Chubb
                                         Limited for the year
                                         ended December 31,
                                         2018

                                         Proposal 2: Allocation
                                         of disposable profit and
                                         distribution of a dividend
                                         from reserves

                                         2a Allocation of             Issuer     For       For
                                         disposable profit

                                         2b Distribution of a         Issuer     For       For
                                         dividend out of legal
                                         reserves (by way of
                                         release and allocation to
                                         a dividend reverse)

                                         Proposal 3: Discharge of     Issuer     For       For
                                         the Board of Directors

                                         Proposal 4: Election of
                                         Auditors

                                         4a Election of               Issuer     For       For
                                         PricewaterhouseCoopers
                                         AG (Zurich) as our
                                         statutory auditor

                                         4b Ratification of           Issuer     For       For
                                         appointment of
                                         PricewaterhouseCoopers
                                         LLP (United States) as
                                         independent registered
                                         public accounting firm
                                         for purposes of U.S.
                                         securities law reporting

                                         4c Election of BDO AG        Issuer     For       For
                                         (Zurich) as special audit
                                         firm

                                         Proposal 5: Election of      Issuer     For       For
                                         Directors
                                         5a. Evan G. Greenberg
                                         5b. Robert M. Hernandez
                                         5c. Michael G. Atieh
                                         5d. Sheila P. Burke
                                         5e. James I. Cash
                                         5f. Mary Cirillo
                                         5g. Michael P. Connors
                                         5h. John A. Edwardson
                                         5i. Kimberly A. Ross
                                         5j. Robert W. Scully
                                         5k. Eugene B. Shanks, Jr.
                                         5l. Theodore E. Shasta
                                         5m. David H. Sidwell
                                         5n. Olivier Steimer

                                         Proposal 6: Election of      Issuer     For       For
                                         Evan G. Greenberg as
                                         Chairman of the Board of
                                         Directors

                                         Proposal 7: Election of
                                         the Compensation
                                         Committee of the Board
                                         of Directors
                                         7a. Michael P. Connors       Issuer     No vote   For
                                         7b. Mary Cirillo             Issuer     No vote   For
                                         7c. John A. Edwardson        Issuer     No vote   For
                                         7d. Robert M. Hernandez      Issuer     No vote   For

                                         Proposal 8: Election of      Issuer     No vote   For
                                         Homburger AG as
                                         independent proxy

                                         Proposal 9: Approval of
                                         the maximum
                                         compensation of the
                                         Board of Directors and
                                         Executive Management

        Ticker           Meeting                                              Mgmt.
Issuer  Symbol Cusip No.  Date        Ballot Issue      Proposed by Vote Cast Rec.
------  ------ --------- ------- ---------------------- ----------- --------- -----
                                 9a Compensation of the   Issuer     No vote   For
                                 Board of Directors
                                 until the next annual
                                 general meeting

                                 9b Compensation of       Issuer     No vote   For
                                 Executive Management
                                 for the next calendar
                                 year

                                 Proposal 10: Advisory    Issuer     No vote   For
                                 vote to approve
                                 executive
                                 compensation under
                                 U.S. securities law
                                 requirements

                     Ticker           Meeting                                                   Mgmt.
Issuer               Symbol Cusip No.  Date          Ballot Issue        Proposed by Vote Cast  Rec.
------               ------ --------- -------- ------------------------- ----------- --------- -------
Comcast Corporation  CMCSA  20030N101 06/05/19 Proposal 1: Election of    Issuer      No vote  For
                                               Directors
                                               01-Kenneth J. Bacon
                                               02-Madline S. Bell
                                               03-Sheldon M. Bonovitz
                                               04-Edward D. Breen
                                               05-Gerald L. Hassell
                                               06-Jeffrey A. Honickman
                                               07-Maritza G. Montiel
                                               08-Asuka Nakahara
                                               09-David C. Novak
                                               10-Brian L. Roberts

                                               Proposal 2: Ratification   Issuer      No vote  For
                                               of the appointment of our
                                               independent auditors

                                               Proposal 3: Approval of    Issuer      No vote  For
                                               Comcast Corporation
                                               2019 Omnibus Sharesave
                                               Plan

                                               Proposal 4: Advisory       Issuer      No vote  For
                                               vote on executive
                                               compensation

                                               Proposal 5: To require     Security    No vote  Against
                                               an independent board       Holder
                                               chairman

                                               Proposal 6: To provide a   Security    No vote  Against
                                               lobbying report            Holder

                   Ticker           Meeting                                                     Mgmt.
Issuer             Symbol Cusip No.  Date           Ballot Issue         Proposed by Vote Cast  Rec.
------             ------ --------- -------- --------------------------- ----------- --------- -------
Exxon Mobil Corp.   XOM   30231G102 05/29/19 Proposal 1: Election of      Issuer      No vote  For
                                             Directors
                                             01. Susan K. Avery
                                             02. Angela F. Braly
                                             03. Ursula M. Burns
                                             04. Kenneth C. Frazier
                                             05. Steven A. Kandarian
                                             06. Douglas R. Oberhelman
                                             07. Samuel J. Palmisano
                                             08. Steven S. Reinemund
                                             09. William C. Weldon
                                             10. Darren W. Woods

                                             Proposal 2: Ratification of  Issuer      No vote  For
                                             Independent Auditors

                                             Proposal 3: Advisory Vote    Issuer      No vote  For
                                             to Approve Executive
                                             Compensation

                                             Proposal 4: Independent      Security    No vote  Against
                                             Chairman                     Holder

                                             Proposal 5: Special          Security    No vote  Against
                                             Shareholder Meetings         Holder

                                             Proposal 6: Board Matrix     Security    No vote  Against
                                                                          Holder

                                             Proposal 7: Climate          Security    No vote  Against
                                             Change Board Committee       Holder

                                             Proposal 8: Report on        Security    No vote  Against
                                             Risks of Gulf Coast          Holder
                                             Petrochemical Investments

                                             Proposal 9: Report on        Security    No vote  Against
                                             Political Contributions      Holder

                                             Proposal 10: Report on       Security    No vote  Against
                                             Lobbying                     Holder

             Ticker           Meeting                                                      Mgmt.
Issuer       Symbol Cusip No.  Date            Ballot Issue         Proposed by Vote Cast  Rec.
------       ------ --------- -------- ---------------------------- ----------- --------- -------
Intel Corp.   INTC  458140100 05/16/19 Proposal 1: Election of       Issuer      No vote  For
                                       Directors
                                       1a. Aneel Bhusri
                                       1b. Andy D. Bryant
                                       1c. Reed E. Hundt
                                       1d. Omar Ishrak
                                       1e. Risa Lavizzo-Mourey
                                       1f. Tsu-Jae King Liu
                                       1g. Gregory D. Smith
                                       1h. Robert ("Bob") H. Swan
                                       1i. Andrew M. Wilson
                                       1j. Frank D. Yeary

                                       Proposal 2: Ratification of   Issuer      No vote  For
                                       selection of Ernst & Young
                                       LLP as our independent
                                       registered public accounting
                                       firm for 2019

                                       Proposal 3: Advisory vote     Issuer      No vote  For
                                       to approve executive
                                       compensation of our listed
                                       officers

                                       Proposal 4: Approval of       Issuer      No vote  For
                                       amendment and restatement
                                       of 2006 Equity Incentive
                                       Plan

                                       Proposal 5: Stockholder       Security    No vote  Against
                                       proposal on whether to        Holder
                                       allow stockholders to act by
                                       written consent, if properly
                                       presented

                                       Proposal 6: Stockholder       Security    No vote  Against
                                       proposal requesting a report  Holder
                                       on the risks associated with
                                       emerging public policies
                                       addressing the gender pay
                                       gap, if properly presented

                                       Proposal 7: Stockholder       Security    No vote  Against
                                       proposal requesting an        Holder
                                       annual advisory vote on
                                       political contributions, if
                                       properly presented

                   Ticker           Meeting                                                  Mgmt.
Issuer             Symbol Cusip No.  Date          Ballot Issue       Proposed by Vote Cast  Rec.
------             ------ --------- -------- ------------------------ ----------- --------- -------
Johnson & Johnson   JNJ   478160104 04/25/19 Proposal 1: Election of   Issuer      No vote  For
                                             Directors
                                             1a. Mary C. Beckerle
                                             1b. D. Scott Davis
                                             1c. Ian E.L. Davis
                                             1d. Jennifer A. Doudna
                                             1e. Alex Gorsky
                                             1f. Marilyn A. Hewson
                                             1g. Mark B. McClellan
                                             1h. Anne M. Mulcahy
                                             1i. William D. Perez
                                             1j. Charles Prince
                                             1k. A. Eugene Washington
                                             1l. Ronald A. Williams

                                             Proposal 2: Advisory      Issuer      No vote  For
                                             Vote to Approve Named
                                             Executive Officer
                                             Compensation

                                             Proposal 3: Ratification  Issuer      No vote  For
                                             of Appointment of
                                             PricewaterhouseCoopers
                                             LLP as the Independent
                                             Registered Public
                                             Accounting Firm for 2019

                                             Proposal 4: Shareholder   Security    No vote  Against
                                             Proposal - Clawback       Holder
                                             Disclosure

                                             Proposal 5: Shareholder   Security    No vote  Against
                                             Proposal - Executive      Holder
                                             Compensation and Drug
                                             Pricing Risks

                      Ticker           Meeting                                                   Mgmt.
Issuer                Symbol Cusip No.  Date          Ballot Issue        Proposed by Vote Cast  Rec.
------                ------ --------- -------- ------------------------- ----------- --------- -------
JPMorgan Chase & Co.   JPM   46625H100 05/21/19 Proposal 1: Election of    Issuer      No vote  For
                                                Directors
                                                1a. Linda B. Bammann
                                                1b. James A. Bell
                                                1c. Stephen B. Burke
                                                1d. Todd A. Combs
                                                1e. James S. Crown
                                                1f. James Dimon
                                                1g. Timothy P. Flynn
                                                1h. Mellody Hobson
                                                1i. Laban P. Jackson, Jr.
                                                1j. Michael A. Neal
                                                1k. Lee R. Raymond

                                                Proposal 2: Advisory       Issuer      No vote  For
                                                resolution to approve
                                                executive compensation

                                                Proposal 3:                Issuer      No vote  For
                                                Ratification of
                                                independent registered
                                                public accounting firm

                                                Proposal 4: Gender pay     Security    No vote  For
                                                equity report              Holder

                                                Proposal 5: Enhance        Security    No vote  For
                                                shareholder proxy          Holder
                                                access

                                                Proposal 6:                Security    No vote  Against
                                                Cumulative voting          Holder

                 Ticker           Meeting                                                 Mgmt.
Issuer           Symbol Cusip No.  Date          Ballot Issue       Proposed by Vote Cast Rec.
------           ------ --------- -------- ------------------------ ----------- --------- -----
Microsoft Corp.   MSFT  594918104 11/28/18 Proposal 1: Election of    Issuer       For     For
                                           Directors
                                           01. William H. Gates III
                                           02. Reid G. Hoffman
                                           03. Hugh F. Johnston
                                           04. Teri L. List-Stoll
                                           05. Satya Nadella
                                           06. Charles H. Noski
                                           07. Helmut Panke
                                           08. Sandra E. Peterson
                                           09. Penny S. Pritzker
                                           10. Charles W. Scharf
                                           11. Arne M. Sorenson
                                           12. John W. Stanton
                                           13. John W. Thompson
                                           14. Padmasree Warrior

                                           Proposal 2: Advisory       Issuer       For     For
                                           vote to approve named
                                           executive officer
                                           compensation

                                           Proposal 3: Ratification   Issuer       For     For
                                           of Deloitte & Touche
                                           LLP as our independent
                                           auditor for fiscal year
                                           2019

               Ticker           Meeting                                                 Mgmt.
Issuer         Symbol Cusip No.  Date         Ballot Issue       Proposed by Vote Cast  Rec.
------         ------ --------- -------- ----------------------- ----------- --------- -------
PepsiCo, Inc.   PEP   713448108 05/01/19 Proposal 1: Election of  Issuer      No vote  For
                                         Directors
                                         1a. Shona L. Brown
                                         1b. Cesar Conde
                                         1c. Ian M. Cook
                                         1d. Dina Dublon
                                         1e. Richard W. Fisher
                                         1f. Michelle Gass
                                         1g. William R. Johnson
                                         1h. Ramon Laguarta
                                         1i. David C. Page
                                         1j. Robert C. Pohlad
                                         1k. Daniel Vasella
                                         1l. Darren Walker
                                         1m. Alberto Weisser

                                         Proposal 2:              Issuer      No vote  For
                                         Ratification of the
                                         appointment of KPMG
                                         LLP as the Company's
                                         independent registered
                                         public accounting firm
                                         for fiscal year 2019.

                                         Proposal 3: Advisory     Issuer      No vote  For
                                         approval of the
                                         Company's executive
                                         compensation.

                                         Proposal 4: Approve      Issuer      No vote  For
                                         amendments to the
                                         Company's Articles of
                                         Incorporation to
                                         eliminate
                                         supermajority voting
                                         standards.

                                         Proposal 5:              Security    No vote  Against
                                         Shareholder proposal-    Holder
                                         Independent Board
                                         Chairman.

                                         Proposal 6:              Security    No vote  Against
                                         Shareholder proposal -   Holder
                                         Disclosure of Pesticide
                                         Management Data.

                    Ticker           Meeting                                                  Mgmt.
Issuer              Symbol Cusip No.  Date          Ballot Issue        Proposed by Vote Cast Rec.
------              ------ --------- -------- ------------------------- ----------- --------- -----
Schlumberger, Ltd.   SLB   806857108 04/03/19 Proposal 1: Election of     Issuer     For All   For
                                              Directors
                                              1a. Peter L.S. Currie
                                              1b. Miguel M. Galuccio
                                              1c. Paal Kibsgaard
                                              1d. Nikolay Kudryavtsev
                                              1e. Tatiana A. Mitrova
                                              1f. Indra K. Nooyi
                                              1g. Lubna S. Olayan
                                              1h. Mark G. Papa
                                              1i. Leo Rafael Reif
                                              1j. Henri Seydoux

                                              Proposal 2: Approval of     Issuer     For       For
                                              the advisory resolution
                                              to approve our executive
                                              compensation.

                                              Proposal 3: Approval of     Issuer     For       For
                                              our consolidated balance
                                              sheet as of December 31,
                                              2018; our consolidated
                                              statement of income for
                                              the year ended
                                              December 31, 2018; and
                                              our Board of Directors'
                                              declarations of dividends
                                              in 2018, as reflected in
                                              our 2018 Annual Report
                                              to Stockholders.

                                              Proposal 4: Ratification    Issuer     For       For
                                              of the appointment of
                                              PricewaterhouseCoopers
                                              LLP as independent
                                              auditors for 2019.

                                              Proposal 5: Approval of     Issuer     For       For
                                              an amended and restated
                                              2004 Stock and Deferral
                                              Plan for Non-Employee
                                              Directors.

                      Ticker           Meeting                                                     Mgmt.
Issuer                Symbol Cusip No.  Date           Ballot Issue         Proposed by Vote Cast  Rec.
------                ------ --------- -------- --------------------------- ----------- --------- -------
The Home Depot, Inc.    HD   437076102 05/23/19 Proposal 1: Election of      Issuer      No vote  For
                                                Directors
                                                1a. Gerard J. Arpey
                                                1b. Ari Bousbib
                                                1c. Jeffrey H. Boyd
                                                1d. Gregory D. Brenneman
                                                1e. J. Frank Brown
                                                1f. Albert P. Carey
                                                1g. Helena B. Foulkes
                                                1h. Linda R. Gooden
                                                1i. Wayne M. Hewett
                                                1j. Manuel Kadre
                                                1k. Stephanie C. Linnartz
                                                1l. Craig A. Menear

                                                Proposal 2: Ratification of  Issuer      No vote  For
                                                the Appointment of
                                                KPMG LLP

                                                Proposal 3: Advisory         Issuer      No vote  For
                                                Vote to Approve
                                                Executive Compensation
                                                ("Say-on-Pay")

                                                Proposal 4: Shareholder      Security    No vote  Against
                                                Proposal Regarding EEO-1     Holder
                                                Disclosure

                                                Proposal 5: Shareholder      Security    No vote  Against
                                                Proposal to Reduce the       Holder
                                                Threshold to Call Special
                                                Shareholder Meetings to
                                                10% of Outstanding
                                                Shares

                                                Proposal 6: Shareholder      Security    No vote  Against
                                                Proposal Regarding Report    Holder
                                                on Prison Labor in the
                                                Supply Chain

                         Ticker           Meeting                                                      Mgmt.
Issuer                   Symbol Cusip No.  Date            Ballot Issue         Proposed by Vote Cast  Rec.
------                   ------ --------- -------- ---------------------------- ----------- --------- -------
The Walt Disney Company   DIS   254687106 03/07/19 Proposal 1: Election of       Issuer      For All  For
                                                   Directors
                                                   1a. Susan E. Arnold
                                                   1b. Mary T. Barra
                                                   1c. Safra A. Catz
                                                   1d. Francis A. deSouza
                                                   1e. Michael Forman
                                                   1f. Robert A. Iger
                                                   1g. Maria Elena Lagomasino
                                                   1h. Mark G. Parker
                                                   1i. Derica W. Rice

                                                   Proposal 2: To ratify the     Issuer      For      For
                                                   appointment of
                                                   PricewaterhouseCoopers
                                                   LLP as the Company's
                                                   registered public
                                                   accountants for 2019.

                                                   Proposal 3: To approve the    Issuer      For      For
                                                   advisory resolution on
                                                   executive compensation.

                                                   Proposal 4: Shareholder       Security    Against  Against
                                                   proposal requesting an        Holder
                                                   annual report disclosing
                                                   information regarding the
                                                   Company's lobbying
                                                   policies and activities.

                                                   Proposal 5: Shareholder       Security    Against  Against
                                                   proposal requesting a report  Holder
                                                   on use of additional cyber
                                                   security and data privacy
                                                   metrics in determining
                                                   compensation of senior
                                                   executives.

                       Ticker           Meeting                                                    Mgmt.
Issuer                 Symbol Cusip No.  Date           Ballot Issue        Proposed by Vote Cast  Rec.
------                 ------ --------- -------- -------------------------- ----------- --------- -------
Wal-Mart Stores, Inc.   WMT   931142103 06/05/19 Proposal 1: Election of     Issuer      No vote  For
                                                 Directors
                                                 1a. Cesar Conde
                                                 1b. Stephen J. Easterbrook
                                                 1c. Timothy P. Flynn
                                                 1d. Sarah J. Friar
                                                 1e. Carla A. Harris
                                                 1f. Thomas W. Horton
                                                 1g. Marissa A. Mayer
                                                 1h. C. Douglas McMillon
                                                 1i. Gregory B. Penner
                                                 1j. Steven S. Reinemund
                                                 1k. S. Robson Walton
                                                 1l. Steuart L. Walton

                                                 Proposal 2: Advisory        Issuer      No vote  For
                                                 Vote to Approve Named
                                                 Executive Officer
                                                 Compensation

                                                 Proposal 3: Ratification    Issuer      No vote  For
                                                 of Ernst & Young LLP as
                                                 Independent Accountants

                                                 Proposal 4: Request to      Security    No vote  Against
                                                 Strengthen Prevention of    Holder
                                                 Workplace Sexual
                                                 Harrassment

                                                 Proposal 5: Request to      Security    No vote  Against
                                                 Adopt Cumulative Voting     Holder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HOLLAND SERIES FUND, INC.

By:  /s/ Michael F. Holland
     --------------------------
     Michael F. Holland
     President and Treasurer
     August 26, 2019